Results for the Year - Deferred tax asset (Details) - DKK (kr) kr in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross deferred tax asset	kr 264	kr 177
Deferred tax assets	264	177
Share-Based Instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross deferred tax asset	136	43
Deferred Revenue
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross deferred tax asset	113	113
Other temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross deferred tax asset	kr 15	kr 21